Cover	Jan. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2023
Entity File Number	000-55760
Entity Registrant Name	MOBILE INFRASTRUCTURE CORPORATION
Entity Central Index Key	0001642985
Entity Tax Identification Number	47-3945882
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	30 W 4th Street
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	(513)
Local Phone Number	834-5110
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false